Labor liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Labor liabilities
Schedule of labor liabilities

	December 31
	2019	2018
Provision for vacation, 13th salary and payroll charges	32,415	26,542
INSS payable	7,523	6,673
Provision for profit sharing	5,426	3,876
FGTS payable	2,584	2,137
Salaries payable	1,901	1,344
Other	3,208	3,229
	53,057	43,801
Current liabilities	51,080	43,801
Non-current liabilities	1,977	—